Debt Securities Held-to-maturity -Additional Information (Details)	Dec. 31, 2020 USD ($) score	Jan. 02, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Securities, Held-to-maturity
Amortized Cost	$ 92,621,000		$ 97,662,000
Allowance for credit losses	10,261,000	$ 13,000,000	0
Allowance for loan losses	896,250,000		477,708,000	$ 569,348,000
Securities in non-performing status	0
Obligations of Puerto Rico, States and political subdivisions
Debt Securities, Held-to-maturity
Amortized Cost	81,029,000		85,556,000
Allowance for credit losses	$ 10,261,000		$ 0
Average Credit Score Fico | score	697
Percentage of nominal value	66.00%
Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Debt Securities, Held-to-maturity
Amortized Cost	$ 35,315,000
Allowance for credit losses	1,400,000
Obligations of Puerto Rico, States and political subdivisions | Munis Not Guaranteed By Puerto Rico Central Government
Debt Securities, Held-to-maturity
Amortized Cost	46,000,000
Allowance for credit losses	$ 8,900,000